Equity - Additional Information (Details) $ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2017	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 shares	May 13, 2019 USD ($)
Authorized share capital | $	$ 50,000
Number of shares authorized (in shares)	630,000,000			630,000,000
Par value per share (in dollars per share) | $ / shares	$ 0.000079365
Treasury shares outstanding (in shares)	233,772			233,772	3,599,848
Largest payout of award's before 10 years lock-up periods expires, percent			85.00%
Number of tranches, vesting			3 years
Number of percentage incentive shares recognized on grant date fair value			75.00%
Number of incentive Shares	5,321,769
Share based compensation award tranche one
Number of percentage incentive shares recognized on grant date fair value			75.00%
Shares lock-up period			3 years
Share based compensation award tranche two
Number of percentage incentive shares recognized on grant date fair value			5.00%
Incentive shares, period of recognition from grant date			3 years
Additional incentive shares discount rate			5.00%
Share based compensation award tranche three
Number of percentage incentive shares recognized on grant date fair value			5.00%
Shares lock-up period			7 years
Incentive shares, period of recognition from grant date			7 years
Additional incentive shares discount rate			5.00%
Top of range
Repurchase right exercise period			2 years
Top of range | Share based compensation award tranche two
Shares lock-up period			7 years
Bottom of range | Share based compensation award tranche two
Shares lock-up period			3 years
Former Repurchase Program
Proceeds from share repurchase program | $						$ 200,000,000
Class A common stock
Number of shares authorized (in shares)	132,608			132,608
Repurchase of common stock shares during the period (in shares)	0	7,595
Class A common stock | Reclame Aqui
Authorized share capital | R$				R$ 281,359
Number of shares authorized (in shares)	1,977,391			1,977,391
Treasury shares outstanding (in shares)	974,718			974,718